                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489

                      Oppenheimer International Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: November 30

                      Date of reporting period: 08/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                                       Shares          Value
                                                                                    -----------   --------------
COMMON STOCKS--93.6%
CONSUMER DISCRETIONARY--11.9%
AUTO COMPONENTS--0.0%
Denso Corp.                                                                               4,500   $      129,950
AUTOMOBILES--2.1%
Bayerische Motoren Werke (BMW) AG                                                       164,550        7,503,993
Honda Motor Co.                                                                         841,546       26,402,026
Toyota Motor Corp.                                                                      575,952       24,561,038
                                                                                                  --------------
                                                                                                      58,467,057
DIVERSIFIED CONSUMER SERVICES--0.3%
Dignity plc                                                                             945,338        9,303,023
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                                                          617,660       18,066,555
Enterprise Inns plc                                                                   3,260,810        8,817,304
William Hill plc                                                                      4,767,278       14,313,010
                                                                                                  --------------
                                                                                                      41,196,869
HOUSEHOLD DURABLES--0.5%
Panasonic Corp.                                                                           8,500          136,110
SEB SA                                                                                  293,303       14,622,261
                                                                                                  --------------
                                                                                                      14,758,371
LEISURE EQUIPMENT & PRODUCTS--0.0%
Nikon Corp.                                                                               9,000          154,852
MEDIA--1.6%
British Sky Broadcasting Group plc                                                      635,878        5,629,282
Grupo Televisa SA, Sponsored GDR                                                        700,340       12,241,943
Vivendi SA                                                                              582,327       16,588,063
Zee Entertainment Enterprises Ltd.                                                    2,820,800       12,167,137
                                                                                                  --------------
                                                                                                      46,626,425
MULTILINE RETAIL--0.3%
Pinault-Printemps-Redoute SA                                                             77,280        8,975,045
SPECIALTY RETAIL--1.7%
Hennes & Mauritz AB, Cl. B                                                              211,285       11,709,281
Industria de Diseno Textil SA                                                           659,140       35,870,279
                                                                                                  --------------
                                                                                                      47,579,560
TEXTILES, APPAREL & LUXURY GOODS--3.9%
Burberry Group plc                                                                    3,439,585       26,921,787
Compagnie Financiere Richemont SA, Cl. A                                                510,329       13,954,519
Geox SpA                                                                              1,956,700       17,139,429
Luxottica Group SpA(1)                                                                  697,350       16,915,391
LVMH Moet Hennessey Louis Vuitton                                                       194,210       18,567,917
Swatch Group AG (The), Cl. B                                                             86,470       18,719,679
                                                                                                  --------------
                                                                                                     112,218,722
CONSUMER STAPLES--6.8%
BEVERAGES--2.4%
C&C Group plc                                                                         7,204,426       26,853,668
Heineken NV                                                                             294,995       12,452,516
Kirin Holdings Co. Ltd.                                                                  12,000          175,776
Pernod-Ricard SA                                                                        355,073       27,676,290
                                                                                                  --------------
                                                                                                      67,158,250


                    1 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                                       Shares          Value
                                                                                    -----------   --------------
FOOD & STAPLES RETAILING--0.6%
Woolworths Ltd.                                                                         668,032   $   15,820,696
FOOD PRODUCTS--2.9%
Aryzta AG(1)                                                                            441,875       16,441,472
Barry Callebaut AG                                                                       59,583       32,298,274
Nestle SA                                                                               367,824       15,277,080
Unilever plc                                                                            725,960       19,763,993
                                                                                                  --------------
                                                                                                      83,780,819
HOUSEHOLD PRODUCTS--0.6%
Kao Corp.                                                                                 8,000          202,902
Reckitt Benckiser Group plc                                                             354,289       16,455,085
                                                                                                  --------------
                                                                                                      16,657,987
PERSONAL PRODUCTS--0.3%
L'Oreal SA                                                                              101,353        9,979,247
ENERGY--4.4%
ENERGY EQUIPMENT & SERVICES--1.1%
Saipem SpA                                                                              330,600        8,848,671
Technip SA                                                                              377,652       23,353,527
                                                                                                  --------------
                                                                                                      32,202,198
OIL, GAS & CONSUMABLE FUELS--3.3%
BG Group plc                                                                          2,321,657       38,299,683
BP plc, ADR                                                                             398,895       20,523,148
Total SA                                                                                451,624       25,964,696
Tsakos Energy Navigation Ltd.                                                           524,050        8,426,724
                                                                                                  --------------
                                                                                                      93,214,251
FINANCIALS--11.9%
CAPITAL MARKETS--7.2%
3i Group plc                                                                          3,388,491       16,623,354
BinckBank NV                                                                          1,209,747       18,834,551
Collins Stewart plc                                                                  12,150,758       18,099,441
Credit Suisse Group AG                                                                  700,758       35,702,988
Deutsche Bank AG                                                                        467,050       31,681,704
ICAP plc                                                                              5,054,960       35,067,805
Reinet Investments SCA(1)                                                                54,825          758,467
Swissquote Group Holding SA                                                             183,476        9,174,666
Tullett Prebon plc                                                                    5,986,252       39,263,857
                                                                                                  --------------
                                                                                                     205,206,833
COMMERCIAL BANKS--0.4%
ICICI Bank Ltd., Sponsored ADR                                                          362,090       11,050,987
INSURANCE--3.1%
Allianz SE                                                                               66,525        7,677,355
AMP Ltd.                                                                              2,007,276       10,790,073
Prudential plc                                                                        3,151,785       27,553,170
QBE Insurance Group Ltd.                                                              2,246,102       43,435,586
                                                                                                  --------------
                                                                                                      89,456,184
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Solidere, GDR(2)                                                                         74,732        1,731,540


                    2 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                                       Shares          Value
                                                                                    -----------   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT CONTINUED
Solidere, GDR(2, 3)                                                                     504,025   $   11,678,259
                                                                                                  --------------
                                                                                                      13,409,799
THRIFTS & MORTGAGE FINANCE--0.7%
Housing Development Finance Corp. Ltd.                                                  134,800        6,831,385
Paragon Group Cos. plc                                                                5,873,056       13,110,825
                                                                                                  --------------
                                                                                                      19,942,210
HEALTH CARE--15.7%
BIOTECHNOLOGY--3.0%
CSL Ltd.                                                                              1,308,100       35,611,631
Grifols SA                                                                            1,250,300       21,984,301
Marshall Edwards, Inc.(1, 4, 5)                                                       2,824,863        2,005,653
Marshall Edwards, Inc., Legend Shares(1, 3, 5)                                        1,565,438        1,111,461
NeuroSearch AS(1)                                                                       713,095       17,511,313
NicOx SA(1)                                                                             395,170        5,132,667
Santhera Pharmaceuticals(1)                                                             113,239        3,155,270
                                                                                                  --------------
                                                                                                      86,512,296
HEALTH CARE EQUIPMENT & SUPPLIES--6.8%
DiaSorin SpA                                                                          1,063,134       33,423,931
Essilor International SA                                                                373,206       20,154,643
Nobel Biocare Holding AG                                                                192,078        5,866,279
Smith & Nephew plc                                                                    1,675,030       14,236,806
Sonova Holding AG                                                                       206,610       19,765,410
Straumann Holding AG                                                                     88,175       20,051,506
Synthes, Inc.                                                                           356,535       41,717,524
Terumo Corp.                                                                            417,080       21,846,266
William Demant Holding AS(1)                                                            251,505       15,404,049
                                                                                                  --------------
                                                                                                     192,466,414
HEALTH CARE PROVIDERS & SERVICES--1.8%
Sonic Healthcare Ltd.                                                                 4,456,594       52,658,737
HEALTH CARE TECHNOLOGY--0.0%
Ortivus AB, Cl. B(1, 5)                                                               1,638,150        1,069,276
LIFE SCIENCES TOOLS & SERVICES--0.5%
Art Advanced Research Technologies, Inc.(1, 4, 5)                                     1,901,125          104,195
Art Advanced Research Technologies, Inc.(1, 5)                                        1,721,500           94,350
Art Advanced Research Technologies, Inc., Legend Shares(1, 4, 5)                      6,078,506          333,145
Art Advanced Research Technologies, Inc., Series 1(1, 5)                              3,124,013          171,218
Art Advanced Research Technologies, Inc., Series 2(1, 5)                                976,420           53,515
Art Advanced Research Technologies, Inc., Series 4, Legend Shares(1, 5)               8,304,084          455,122
Art Advanced Research Technologies, Inc., Series 5, Legend Shares(1, 5)               7,080,531          388,063
BTG plc(1)                                                                            3,464,833       10,807,332
Tyrian Diagnostics Ltd.(1, 5)                                                        59,749,268          909,002
                                                                                                  --------------
                                                                                                      13,315,942
PHARMACEUTICALS--3.6%
Astellas Pharma, Inc.                                                                   177,805        7,103,154


                    3 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                                       Shares          Value
                                                                                    -----------   --------------
PHARMACEUTICALS CONTINUED
GlaxoSmithKline plc                                                                     237,600   $    4,653,211
Novogen Ltd.(1, 5)                                                                    7,633,456        4,566,176
Oxagen Ltd.(1, 4, 5)                                                                    214,287            2,143
Roche Holding AG                                                                        270,472       42,988,420
Sanofi-Aventis SA                                                                       251,037       17,029,949
Shionogi & Co. Ltd.                                                                     582,200       14,216,090
Takeda Pharmaceutical Co. Ltd.                                                          262,250       10,568,915
                                                                                                  --------------
                                                                                                     101,128,058
INDUSTRIALS--17.4%
AEROSPACE & DEFENSE--1.1%
Empresa Brasileira de Aeronautica SA                                                  3,853,446       20,445,938
European Aeronautic Defense & Space Co.                                                 458,380        9,502,215
                                                                                                  --------------
                                                                                                      29,948,153
AIR FREIGHT & LOGISTICS--0.2%
Toll Holdings Ltd.                                                                    1,014,495        6,833,897
BUILDING PRODUCTS--0.0%
Daikin Industries Ltd.                                                                    5,800          203,192
COMMERCIAL SERVICES & SUPPLIES--2.2%
Aggreko plc                                                                           2,506,390       27,009,954
De La Rue plc                                                                           586,740        8,294,332
Prosegur Compania de Seguridad SA                                                       761,055       27,821,921
Secom Co. Ltd.                                                                            5,800          261,795
                                                                                                  --------------
                                                                                                      63,388,002
CONSTRUCTION & ENGINEERING--2.4%
Koninklijke Boskalis Westminster NV                                                     219,097        6,913,452
Leighton Holdings Ltd.                                                                  378,390       11,817,192
Maire Tecnimont SpA                                                                   3,983,954       17,111,212
Outotec OYJ                                                                             288,400        8,398,615
Trevi Finanziaria SpA                                                                 1,002,781       16,388,599
Vinci SA                                                                                163,966        8,825,234
                                                                                                  --------------
                                                                                                      69,454,304
ELECTRICAL EQUIPMENT--3.9%
ABB Ltd.                                                                              2,750,699       53,033,672
Alstom                                                                                  559,640       39,465,626
Ceres Power Holdings plc(1, 5)                                                        5,239,450       17,479,661
                                                                                                  --------------
                                                                                                     109,978,959
INDUSTRIAL CONGLOMERATES--1.3%
Koninklijke (Royal) Philips Electronics NV                                              590,510       13,386,493
Siemens AG                                                                              268,090       23,202,387
                                                                                                  --------------
                                                                                                      36,588,880
MACHINERY--1.6%
Aalberts Industries NV                                                                3,216,037       39,466,234
Demag Cranes AG                                                                         245,721        7,397,627
                                                                                                  --------------
                                                                                                      46,863,861
PROFESSIONAL SERVICES--3.0%
Capita Group plc                                                                      5,428,511       60,029,573


                    4 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                                       Shares          Value
                                                                                    -----------   --------------
PROFESSIONAL SERVICES CONTINUED
Experian plc                                                                          2,974,832   $   24,931,225
                                                                                                  --------------
                                                                                                      84,960,798
TRADING COMPANIES & DISTRIBUTORS--1.7%
Bunzl plc                                                                             3,884,270       37,009,802
Wolseley plc(1)                                                                         485,310       11,349,261
                                                                                                  --------------
                                                                                                      48,359,063
INFORMATION TECHNOLOGY--19.3%
COMMUNICATIONS EQUIPMENT--3.5%
Tandberg ASA                                                                          2,479,305       51,377,515
Telefonaktiebolaget LM Ericsson, B Shares                                             4,931,486       47,177,995
                                                                                                  --------------
                                                                                                      98,555,510
COMPUTERS & PERIPHERALS--0.1%
Logitech International SA(1)                                                             71,498        1,321,993
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.5%
Hoya Corp.                                                                            1,229,010       27,607,589
Ibiden Co. Ltd.                                                                         388,883       13,736,480
Keyence Corp.                                                                           161,301       33,902,905
Nidec Corp.                                                                             777,585       55,539,769
Nippon Electric Glass Co. Ltd.                                                          624,475        6,442,899
Omron Corp.                                                                             523,518        8,877,753
Phoenix Mecano AG                                                                        31,951       11,315,162
                                                                                                  --------------
                                                                                                     157,422,557
INTERNET SOFTWARE & SERVICES--1.8%
United Internet AG(1)                                                                 1,121,515       15,756,583
Yahoo! Japan Corp.                                                                      103,595       35,236,773
                                                                                                  --------------
                                                                                                      50,993,356
IT SERVICES--1.6%
Infosys Technologies Ltd.                                                             1,036,878       45,258,424
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                                                             737,160       28,094,546
SOFTWARE--5.8%
Autonomy Corp. plc(1)                                                                 3,316,739       69,748,769
Compugroup Holding AG(1)                                                                797,382        8,093,392
Nintendo Co. Ltd.                                                                       106,519       28,801,913
Sage Group plc (The)                                                                  2,922,800       10,450,712
SAP AG                                                                                  459,186       22,388,560
Square Enix Holdings Co. Ltd.                                                           213,874        5,486,000
Temenos Group AG(1)                                                                   1,050,733       21,150,186
Trend Micro, Inc.                                                                         4,500          177,002
                                                                                                  --------------
                                                                                                     166,296,534
MATERIALS--4.4%
CHEMICALS--1.0%
Filtrona plc                                                                          5,418,977       14,401,174
Shin-Etsu Chemical Co.                                                                    4,200          247,190
Sika AG                                                                                  10,586       13,436,192
                                                                                                  --------------
                                                                                                      28,084,556


                    5 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                                       Shares          Value
                                                                                    -----------   --------------
METALS & MINING--3.4%
Impala Platinum Holdings Ltd.                                                         1,560,920   $   36,477,313
Rio Tinto plc                                                                           701,188       26,807,443
Vale SA, Sponsored ADR, Preference                                                    1,891,700       32,556,157
                                                                                                  --------------
                                                                                                      95,840,913
TELECOMMUNICATION SERVICES--1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
BT Group plc                                                                          6,271,690       14,211,702
WIRELESS TELECOMMUNICATION SERVICES--1.0%
KDDI Corp.                                                                                2,704       15,372,552
NTT DoCoMo, Inc.                                                                            199          306,466
Vodafone Group plc                                                                    5,473,778       11,833,847
                                                                                                  --------------
                                                                                                      27,512,865
UTILITIES--0.3%
ELECTRIC UTILITIES--0.3%
Fortum OYJ                                                                              355,480        9,285,267
                                                                                                  --------------
Total Common Stocks (Cost $2,295,206,776)                                                          2,663,897,390
PREFERRED STOCKS--0.7%
Ceres, Inc.:
Cv., Series C(1, 4, 5)                                                                  600,000        3,900,000
Cv., Series C-1(1, 4, 5)                                                                 64,547          419,556
Cv., Series D(1, 4, 5)                                                                  459,800        2,988,700
Cv., Series F(1, 4, 5)                                                                1,900,000       12,350,000
                                                                                                  --------------
Total Preferred Stocks (Cost $17,766,988)                                                             19,658,256

                                                                                       Units
                                                                                    -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp. 9/6/15(1, 4, 5)               380,000               --
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp.
   8/6/12(1, 5)                                                                          55,000          136,984
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $4.35, Exp.
   7/11/10(1, 5)                                                                        355,403          107,086
Tyrian Diagnostics Ltd. Rts., Strike Price 0.030AUD, Exp. 12/31/10(1, 5)              7,468,658           53,316
                                                                                                  --------------
Total Rights, Warrants and Certificates (Cost $0)                                                        297,386

                                                                                       Shares
                                                                                    -----------
INVESTMENT COMPANIES--5.6%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.01%(6)                   71,779           71,779
Oppenheimer Institutional Money Market Fund, Cl. E, 0.33%(5, 6)                     158,296,772      158,296,772
                                                                                                  --------------
Total Investment Companies (Cost $158,368,551)                                                       158,368,551


                    6 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                                                                       Value
                                                                                                  --------------
TOTAL INVESTMENTS, AT VALUE (COST $2,471,342,315)                                          99.9%   2,842,221,583
Other Assets Net of Liabilities                                                             0.1        3,167,019
                                                                                    -----------   --------------
Net Assets                                                                                100.0%  $2,845,388,602
                                                                                    ===========   ==============

Footnotes to Statement of Investments

Strike Price is reported in U.S. Dollars, except for those denoted in the following currency:

AUD   Australian Dollar

(1.) Non-income producing security.

(2.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,789,720 or 0.45% of the Fund's net assets as of August 31, 2009.

(4.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of August 31, 2009 was $22,103,392, which represents 0.78% of the Fund's net assets, of which $9,420,247 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:


                                                                                         UNREALIZED
                                             ACQUISITION                                APPRECIATION
SECURITY                                        DATES           COST         VALUE     (DEPRECIATION)
--------                                   --------------   -----------   ----------   --------------
Art Advanced Research Technologies, Inc.          6/19/01   $ 7,500,000   $  104,195    $ (7,395,805)
Ceres, Inc., Cv., Series C                         1/6/99     2,400,000    3,900,000       1,500,000
Ceres, Inc., Cv., Series C-1               2/6/01-3/21/06       258,188      419,556         161,368
Ceres, Inc., Cv., Series D                 3/15/01-3/9/06     2,758,800    2,988,700         229,900
Marshall Edwards, Inc.                     5/6/02-9/26/08     9,269,925    2,005,653      (7,264,272)
Oxagen Ltd.                                      12/20/00     2,210,700        2,143      (2,208,557)
                                                            -----------   ----------    ------------
                                                            $24,397,613   $9,420,247    $(14,977,366)
                                                            ===========   ==========    ============

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES/UNITS       GROSS          GROSS        SHARES/UNITS
                                                                    NOVEMBER 30, 2008   ADDITIONS      REDUCTIONS   AUGUST 31, 2009
                                                                    -----------------  -----------    -----------   ---------------
Art Advanced Research Technologies, Inc.                                 1,901,125              --             --       1,901,125
Art Advanced Research Technologies, Inc.                                 1,721,500              --             --       1,721,500
Art Advanced Research Technologies, Inc., Legend Shares                  6,078,506              --             --       6,078,506
Art Advanced Research Technologies, Inc., Series 1                       3,124,013              --             --       3,124,013
Art Advanced Research Technologies, Inc., Series 2                         976,420              --             --         976,420
Art Advanced Research Technologies, Inc., Series 4, Legend Shares        8,304,084              --             --       8,304,084
Art Advanced Research Technologies, Inc., Series 5, Legend Shares        7,080,531              --             --       7,080,531
Ceres Power Holdings plc                                                 4,914,785         324,665             --       5,239,450
Ceres, Inc., Cv., Series C                                                 600,000              --             --         600,000
Ceres, Inc., Cv., Series C-1                                                64,547              --             --          64,547
Ceres, Inc., Cv., Series D                                                 459,800              --             --         459,800
Ceres, Inc., Cv., Series F                                               1,900,000              --             --       1,900,000
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp. 9/6/15           380,000              --             --         380,000
Marshall Edwards, Inc.                                                   2,824,863              --             --       2,824,863
Marshall Edwards, Inc., Legend Shares                                    1,565,438              --             --       1,565,438
Marshall Edwards, Inc. Wts., Strike Price $3.60, Exp. 8/6/12                55,000              --             --          55,000


                    7 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

Marshall Edwards, Inc. Wts., Strike Price $4.35, Exp. 7/11/10              355,403              --             --         355,403
Novogen Ltd.                                                             7,633,456              --             --       7,633,456
OFI Liquid Assets Fund, LLC                                              8,976,200     202,231,417    211,207,617              --
Oppenheimer Institutional Money Market Fund, Cl. E                     181,558,335     919,477,106    942,738,669     158,296,772
Ortivus AB, Cl. B                                                        1,638,150              --             --       1,638,150
Oxagen Ltd.                                                                214,287              --             --         214,287
Tyrian Diagnostics Ltd.                                                 29,874,634      29,874,634             --      59,749,268
Tyrian Diagnostics Ltd. Rts., Strike Price 0.030AUD, Exp. 12/31/10              --       7,468,658(a)          --       7,468,658

                                                                         VALUE        INCOME
                                                                     ------------   ----------
Art Advanced Research Technologies, Inc.                             $    104,195   $       --
Art Advanced Research Technologies, Inc.                                   94,350           --
Art Advanced Research Technologies, Inc., Legend Shares                   333,145           --
Art Advanced Research Technologies, Inc., Series 1                        171,218           --
Art Advanced Research Technologies, Inc., Series 2                         53,515           --
Art Advanced Research Technologies, Inc., Series 4, Legend Shares         455,122           --
Art Advanced Research Technologies, Inc., Series 5, Legend Shares         388,063           --
Ceres Power Holdings plc                                               17,479,661           --
Ceres, Inc., Cv., Series C                                              3,900,000           --
Ceres, Inc., Cv., Series C-1                                              419,556           --
Ceres, Inc., Cv., Series D                                              2,988,700           --
Ceres, Inc., Cv., Series F                                             12,350,000           --
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp. 9/6/15               --           --
Marshall Edwards, Inc.                                                  2,005,653           --
Marshall Edwards, Inc., Legend Shares                                   1,111,461           --
Marshall Edwards, Inc. Wts., Strike Price $3.60, Exp. 8/6/12              136,984           --
Marshall Edwards, Inc. Wts., Strike Price $4.35, Exp. 7/11/10             107,086           --
Novogen Ltd.                                                            4,566,176           --
OFI Liquid Assets Fund, LLC                                                    --      495,015(b)
Oppenheimer Institutional Money Market Fund, Cl. E                    158,296,772    1,019,362
Ortivus AB, Cl. B                                                       1,069,276           --
Oxagen Ltd.                                                                 2,143           --
Tyrian Diagnostics Ltd.                                                   909,002           --
Tyrian Diagnostics Ltd. Rts., Strike Price 0.030AUD, Exp. 12/31/10         53,316           --
                                                                     ------------   ----------
                                                                     $206,995,394   $1,514,377
                                                                     ============   ==========

(a.) All or a portion is the result of a corporate action.

(b.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(6.) Rate shown is the 7-day yield as of August 31, 2009.


                    8 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of August 31, 2009 based on valuation input level:

                                                           LEVEL 2--         LEVEL 3--
                                         LEVEL 1--     OTHER SIGNIFICANT    SIGNIFICANT
                                        UNADJUSTED        OBSERVABLE       UNOBSERVABLE
                                      QUOTED PRICES         INPUTS            INPUTS          VALUE
                                      --------------   -----------------   ------------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary             $  208,778,583     $  130,631,291     $        --   $  339,409,874
   Consumer Staples                      173,633,006         19,763,993              --      193,396,999
   Energy                                 61,152,070         64,264,379              --      125,416,449
   Financials                            242,582,325         96,483,688              --      339,066,013
   Health Care                           379,554,479         67,594,101           2,143      447,150,723
   Industrials                           163,137,805        333,441,304              --      496,579,109
   Information Technology                265,583,319        282,359,601              --      547,942,920
   Materials                              82,469,662         41,455,807              --      123,925,469
   Telecommunication Services             27,512,865         14,211,702              --       41,724,567
   Utilities                               9,285,267                 --              --        9,285,267
Preferred Stocks                                  --                 --      19,658,256       19,658,256
Rights, Warrants and Certificates                 --            297,386              --          297,386
Investment Companies                     158,368,551                 --              --      158,368,551
                                      --------------     --------------     -----------   --------------
Total Investments, at Value            1,772,057,932     $1,050,503,252     $19,660,399   $2,842,221,583
                                      --------------     --------------     -----------   --------------
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts               --              6,438              --            6,438
                                      --------------     --------------     -----------   --------------
Total Assets                          $1,772,057,932     $1,050,509,690     $19,660,399   $2,842,228,021
                                      --------------     --------------     -----------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF AUGUST 31, 2009 ARE AS FOLLOWS:

                                                CONTRACT
                                                 AMOUNT    EXPIRATION               UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL     (000S)       DATE        VALUE    APPRECIATION
---------------------------------   --------   ---------   ----------   --------   ------------
BROWN BROTHERS HARRIMAN
South African Rand (ZAR)              Buy      4,968 ZAR     9/1/09     $638,603      $6,438


                    9 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings             Value      Percent
-------------------       --------------   -------
United Kingdom            $  621,263,046     21.9%
Switzerland                  375,370,292     13.2
Japan                        365,791,903     12.9
France                       245,837,380      8.6
Australia                    209,303,749      7.4
United States                199,454,546      7.0
Germany                      123,701,601      4.3
Italy                        109,827,233      3.9
The Netherlands               91,053,246      3.2
Spain                         85,676,501      3.0
India                         75,307,933      2.6
Sweden                        59,956,552      2.1
Brazil                        53,002,095      1.9
Norway                        51,377,515      1.8
South Africa                  36,477,313      1.3
Denmark                       32,915,362      1.2
Ireland                       26,853,668      0.9
Jersey, Channel Islands       24,931,225      0.9
Finland                       17,683,882      0.6
Lebanon                       13,409,799      0.5
Mexico                        12,241,943      0.4
Bermuda                        8,426,724      0.3
Canada                         1,599,608      0.1
Luxembourg                       758,467      0.0
                          --------------    -----
Total                     $2,842,221,583    100.0%
                          ==============    =====

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing


                   10 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                   11 | Oppenheimer International Growth Fund

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID OR RESTRICTED SECURITIES

As of August 31, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,517,365,986
                                 ==============
Gross unrealized appreciation    $  490,070,843
Gross unrealized depreciation      (166,729,640)
                                 --------------
Net unrealized appreciation      $  323,341,203
                                 ==============


                   12 | Oppenheimer International Growth Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/09/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/09/2009


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/09/2009